Concession rights (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concession rights [Abstract]
Concessional rights		$ 157,453	$ 160,111	$ 151,250
Concession Rights [Member]
Concession rights [Abstract]
Concessional rights		0	0
Accumulated amortization		$ (94,607)	(94,607)
Amortization expense			1,892
Concession Rights [Member] | Administracion Portuaria Integral de Acapulco [Member]
Concession rights [Abstract]
Years to amortize	[1]	10 years
Monthly payments			3,962
Concession Rights [Member] | Transportacion Maritima Mexicana [Member]
Concession rights [Abstract]
Concessional rights			94,607
Concession Rights [Member] | Gross [Member] | Administracion Portuaria Integral de Acapulco [Member]
Concession rights [Abstract]
Concessional rights	[1]	$ 94,607	$ 94,607

[1]	As of December 31, 2021, the Company holds concession to operate the cruise and vehicle terminal at the port of Acapulco, Guerrero. Under this concession agreements, the Company is obliged to keep the facilities included in the concession in good condition, as well as making monthly payments (fixed and variable), related to the operation (see Note 28). As of June 2022, this concession expired and renewal was not obtained.The amortization of the concession rights was $1,892, for the year ended December 31, 2021. Monthly payments to the Administración Portuaria Integral de Acapulco were $3,962 in 2021. At the date of delivery of the facilities, the rights paid for this concession in the amount of $94,607, had been fully amortized.